Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Total	Previously Reported [Member]	Common Stock [Member]	Common Stock [Member] Previously Reported [Member]	Common Stock [Member] Revision of Prior Period, Adjustment [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Previously Reported [Member]	Additional Paid-in Capital [Member] Revision of Prior Period, Adjustment [Member]	Accumulated Deficit [Member]	Accumulated Deficit [Member] Previously Reported [Member]
Beginning balance at Dec. 31, 2020	$ 1,169	$ 1,169	$ 7	$ 1	$ 6	$ 66,667	$ 66,673	$ (6)	$ (65,505)	$ (65,505)
Beginning balance (in shares) at Dec. 31, 2020			65,742,883	45,156,145	20,586,738
Capital contribution from Amprius Holdings	20,111					20,111
Exercise of stock options	1					1
Exercise of stock options (in shares)			29,118
Stock-based compensation	1,000					1,000
Contribution from Amprius Holdings related to stock-based compensation	1,473					1,473
Net loss	(9,896)								(9,896)
Ending balance at Dec. 31, 2021	13,858		$ 7			89,252			(75,401)
Ending balance (in shares) at Dec. 31, 2021			65,772,001
Cumulative effect adjustment from adoption of ASC 842	(154)								(154)
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs, (in shares)			18,392,366
Issuance of common stock in connection with business combination and PIPE investment, net of issuance costs	70,938		$ 1			70,937
Issuance of common stock in connection with a stock purchase agreement, (in shares)			84,793
Capital contribution from Amprius Holdings	505					505
Exercise of stock options	44					44
Exercise of stock warrants	2,465					2,465
Exercise of stock options (in shares)			146,566
Exercise of stock warrants (in shares)			214,388
Stock-based compensation	2,329					2,329
Contribution from Amprius Holdings related to stock-based compensation	380					380
Net loss	(17,332)								(17,332)
Ending balance at Dec. 31, 2022	$ 73,033		$ 8			$ 165,912			$ (92,887)
Ending balance (in shares) at Dec. 31, 2022			84,610,114